Cover	Jul. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-141907
Entity Registrant Name	TAUTACHROME, INC.
Entity Central Index Key	0001389067
Entity Tax Identification Number	84-2340972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3379 Peachtree Road
Entity Address, Address Line Two	NE
Entity Address, Address Line Three	Suite 655
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	698-1701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false